Fair Value Measurement (Details) - Schedule of Assets or Liabilities Measured at Fair Value on a Recurring Basis - USD ($)	Sep. 30, 2024	Sep. 26, 2024	Jun. 30, 2024
Liabilities:
Total Liabilities	$ 5,737,868	$ 5,688,007
Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Total Liabilities
Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Total Liabilities
Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Total Liabilities	5,737,868	5,688,007
Earnout Liabilities [Member]
Liabilities:
Total Liabilities	5,737,868	5,688,007
Earnout Liabilities [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Total Liabilities
Earnout Liabilities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Total Liabilities
Earnout Liabilities [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Total Liabilities	$ 5,737,868	$ 5,688,007